SHAREHOLDERS' EQUITY (Details)		2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Aug. 31, 2020 Vote $ / shares shares	Feb. 28, 2019 $ / shares shares	Feb. 29, 2020 Vote class $ / shares shares	Aug. 31, 2019 shares
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Common Stock, No Par Value | $ / shares			$ 0		$ 0
Number Of Votes Per Ordinary Share | Vote			1		1
Common Stock, Shares, Issued | shares			2,806,128	2,602,465	2,704,587
Common Stock, Shares, Outstanding | shares			2,806,128	2,602,465	2,704,587
Temporary Equity, Shares Issued | shares			2,328,425	5,662,598	4,964,590	5,654,573
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred Stock, No Par Value | $ / shares	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred Stock, Shares Designated | shares	0	0	0	0	0
Preferred Stock, Shares Issued | shares	0	0	0	0	0
Preferred Stock, Shares Outstanding | shares	0	0	0	0	0
Period From The Effective Date When Public Warrants Become Exercisable					12 months
Expiration period of warrants					5 years
Warrant Redemption Price Per Warrant | $ / shares					$ 0.01
Minimum Prior Written Notice Of Redemption To Public Warrant Holders					30 days
Preferred Stock [Member]
Number Of Classes Of Preferred Stock | class					5
Warrant [Member]
Expiration period of warrants			5 years
Warrant Redemption Price Per Warrant | $ / shares			$ 0.01
Minimum Sale Price of Common Stock | $ / shares			$ 21.00
Minimum last sale price of ordinary shares for any 20 trading days within a 30 trading day period ending on the third trading day prior to notice of redemption to public warrant holders | $ / shares					$ 21.00
Threshold number of trading days within a 30 trading day period ending on the third trading day prior to the notice of redemption to public warrant holders the price must meet or exceed $21.00 per share					20 days
Threshold number of consecutive trading days ending on the third trading day prior to the notice of redemption to public warrant holders the last sale price of ordinary shares must meet or exceed threshold price					30 days